JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 0.4%
Lockheed Martin Corp.	208	66,938

Automobiles & Parts — 2.4%
Ford Motor Co.*	9,793	103,120
General Motors Co.	2,064	104,604
Genuine Parts Co.	814	76,418
Harley-Davidson, Inc.	1,874	75,129

		359,271

Banks — 1.0%
New York Community Bancorp, Inc.	6,611	69,151
PacWest Bancorp	1,346	40,636
People’s United Financial, Inc.	3,101	42,359

		152,146

Beverages — 1.4%
Coca-Cola Co. (The)	1,652	79,544
Keurig Dr Pepper, Inc.	645	20,511
Molson Coors Beverage Co., Class B	409	20,515
PepsiCo, Inc.	636	86,859

		207,429

Chemicals — 7.6%
Cabot Corp.	750	32,932
Celanese Corp.	587	71,702
CF Industries Holdings, Inc.	2,292	94,843
Chemours Co. (The)	4,316	113,683
Dow, Inc.	1,629	84,545
DuPont de Nemours, Inc.	1,355	107,655
Eastman Chemical Co.	876	86,155
Huntsman Corp.	3,457	91,334
International Flavors & Fragrances, Inc.(a)	781	87,769
LyondellBasell Industries NV, Class A	1,019	87,389
NewMarket Corp.	30	11,766
Olin Corp.	3,960	94,684
RPM International, Inc.	584	48,162
Scotts Miracle-Gro Co. (The)	250	55,353
Valvoline, Inc.	1,695	40,239
WR Grace & Co.	392	22,744

		1,130,955

Construction & Materials — 0.5%
MDU Resources Group, Inc.	2,951	77,582

Electricity — 12.1%
AES Corp. (The)	4,305	104,999
Alliant Energy Corp.	1,531	74,483
American Electric Power Co., Inc.	1,086	87,868
Avangrid, Inc.	1,264	58,485
CMS Energy Corp.	1,289	73,318
Consolidated Edison, Inc.	1,203	85,148
Dominion Energy, Inc.	1,194	87,031
DTE Energy Co.	686	81,442
Edison International	1,474	85,728
Entergy Corp.	841	80,173
Evergy, Inc.	1,651	88,708
Eversource Energy	821	71,838
Exelon Corp.	2,234	92,845
FirstEnergy Corp.	3,129	96,248
Hawaiian Electric Industries, Inc.	1,589	52,532
IDACORP, Inc.	569	50,243
NRG Energy, Inc.	1,004	41,576
OGE Energy Corp.	2,235	68,212
Pinnacle West Capital Corp.	1,103	83,001
PPL Corp.	3,165	87,576
Public Service Enterprise Group, Inc.	1,584	89,385
Southern Co. (The)	1,495	88,085
Vistra Corp.	3,897	77,823

		1,806,747

Electronic & Electrical Equipment — 1.2%
Emerson Electric Co.	1,143	90,697
Hubbell, Inc.	561	87,292

		177,989

Financial Services — 1.0%
Invesco Ltd.	5,100	105,009
Lazard Ltd., Class A	986	40,623

		145,632

Fixed Line Telecommunications — 1.8%
AT&T, Inc.	3,069	87,865
Lumen Technologies, Inc.	8,581	106,233
Verizon Communications, Inc.	1,451	79,442

		273,540

Food & Drug Retailers — 0.3%
Sysco Corp.	709	50,701

Food Producers — 3.4%
Archer-Daniels-Midland Co.	653	32,657
Bunge Ltd.	260	17,014
Campbell Soup Co.	1,687	81,162
Conagra Brands, Inc.	2,257	78,092
Flowers Foods, Inc.	3,249	74,597
General Mills, Inc.	1,245	72,334
JM Smucker Co. (The)	62	7,217
Kellogg Co.	1,201	70,787
Kraft Heinz Co. (The)	2,372	79,486

		513,346

Forestry & Paper — 0.6%
International Paper Co.	1,862	93,677

Gas, Water & Multiutilities — 3.7%
CenterPoint Energy, Inc.	3,918	82,631
Duke Energy Corp.	1,006	94,564
National Fuel Gas Co.	1,384	55,720
NiSource, Inc.	3,721	82,420
Sempra Energy	617	76,360
UGI Corp.	2,328	83,785
WEC Energy Group, Inc.	815	72,453

		547,933

General Industrials — 2.8%
3M Co.	484	85,019
Eaton Corp. plc	761	89,570
Packaging Corp. of America	678	91,164
Sonoco Products Co.	1,297	75,109
WestRock Co.	1,999	82,819

		423,681

General Retailers — 3.9%
Foot Locker, Inc.	1,278	56,002
Gap, Inc. (The)*	4,225	85,556
H&R Block, Inc.	3,074	52,965

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Home Depot, Inc. (The)	357	96,683
Kohl’s Corp.	2,218	97,725
L Brands, Inc.	2,368	96,520
Nordstrom, Inc.	1,514	53,671
Target Corp.	206	37,321

		576,443

Health Care Equipment & Services — 4.1%
Anthem, Inc.	246	73,057
Baxter International, Inc.	256	19,669
Becton Dickinson and Co.	313	81,940
Encompass Health Corp.	850	68,340
HCA Healthcare, Inc.	557	90,501
Medtronic plc	824	91,736
Quest Diagnostics, Inc.	641	82,785
ResMed, Inc.	24	4,838
Stryker Corp.	84	18,565
UnitedHealth Group, Inc.	243	81,060

		612,491

Household Goods & Home Construction — 2.9%
Clorox Co. (The)	392	82,108
Leggett & Platt, Inc.	1,712	70,192
Newell Brands, Inc.	4,121	98,987
Procter & Gamble Co. (The)	685	87,824
Stanley Black & Decker, Inc.	26	4,511
Whirlpool Corp.	493	91,249

		434,871

Industrial Engineering — 1.9%
Caterpillar, Inc.	509	93,066
Cummins, Inc.	414	97,050
Rockwell Automation, Inc.	128	31,812
Timken Co. (The)	755	57,123

		279,051

Industrial Metals & Mining — 2.9%
Fastenal Co.	1,885	85,937
GrafTech International Ltd.	2,061	19,992
Nucor Corp.	1,591	77,529
Reliance Steel & Aluminum Co.	603	69,996
Southern Copper Corp. (Peru)	1,484	98,553
Steel Dynamics, Inc.	2,333	79,952

		431,959

Industrial Transportation — 1.3%
Macquarie Infrastructure Corp.	1,856	51,578
Ryder System, Inc.	846	52,951
United Parcel Service, Inc., Class B	541	83,855

		188,384

Leisure Goods — 0.9%
Garmin Ltd.	661	75,923
Hasbro, Inc.	670	62,859

		138,782

Media — 0.3%
Nielsen Holdings plc	1,883	42,047

Mobile Telecommunications — 0.8%
Telephone and Data Systems, Inc.	2,601	48,769
T-Mobile US, Inc.*	620	78,169

		126,938

Nonlife Insurance — 0.5%
Old Republic International Corp.	3,791	68,617

Oil & Gas Producers — 3.5%
Chevron Corp.	1,015	86,478
Exxon Mobil Corp.	2,172	97,393
Marathon Petroleum Corp.	1,705	73,588
Murphy Oil Corp.	4,697	58,102
Occidental Petroleum Corp.	4,891	98,113
Phillips 66	300	20,340
Valero Energy Corp.	1,449	81,767

		515,781

Oil Equipment, Services & Distribution — 4.4%
Antero Midstream Corp.	11,958	96,860
Equitrans Midstream Corp.	8,353	55,547
Helmerich & Payne, Inc.	3,267	79,323
Kinder Morgan, Inc.	6,063	85,367
ONEOK, Inc.	2,241	89,259
Schlumberger NV	3,137	69,673
Targa Resources Corp.	3,418	93,551
Williams Cos., Inc. (The)	4,028	85,514

		655,094

Personal Goods — 2.3%
Coty, Inc., Class A	10,448	66,554
Hanesbrands, Inc.	5,365	82,031
Kimberly-Clark Corp.	550	72,655
Nu Skin Enterprises, Inc., Class A	757	43,807
Tapestry, Inc.	2,398	75,825

		340,872

Pharmaceuticals & Biotechnology — 6.2%
Abbott Laboratories	768	94,917
AbbVie, Inc.	884	90,592
Amgen, Inc.	338	81,604
Bristol-Myers Squibb Co.	1,416	86,985
Cardinal Health, Inc.	1,321	70,977
Eli Lilly and Co.	526	109,392
Gilead Sciences, Inc.	1,237	81,147
Johnson & Johnson	627	102,283
Merck & Co., Inc.	1,019	78,534
Perrigo Co. plc	1,055	45,049
Pfizer, Inc.	2,171	77,939

		919,419

Real Estate Investment Trusts — 10.2%
AGNC Investment Corp.	5,786	90,262
Annaly Capital Management, Inc.	10,734	87,160
Apple Hospitality REIT, Inc.	3,307	41,271
Brandywine Realty Trust	4,390	48,290
Brixmor Property Group, Inc.	3,002	50,824
Brookfield Property REIT, Inc., Class A	1,102	19,120
Corporate Office Properties Trust	580	15,237
EPR Properties	1,619	64,177
Gaming and Leisure Properties, Inc.	1,866	76,748
Healthcare Trust of America, Inc., Class A	459	12,967
Healthpeak Properties, Inc.	2,210	65,526
Iron Mountain, Inc.	2,345	78,956
Kimco Realty Corp.	3,841	63,415
Medical Properties Trust, Inc.	2,053	43,339
National Retail Properties, Inc.	1,202	46,878
New Residential Investment Corp.	8,439	79,242
Omega Healthcare Investors, Inc.	1,949	70,593
Outfront Media, Inc.	2,123	38,702
Park Hotels & Resorts, Inc.	4,929	82,216

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Rayonier, Inc.	1,674	51,475
Simon Property Group, Inc.	718	66,724
Spirit Realty Capital, Inc.	1,646	63,470
Starwood Property Trust, Inc.	3,736	70,087
Ventas, Inc.	409	18,843
VEREIT, Inc.	1,663	58,587
Welltower, Inc.	913	55,328
WP Carey, Inc.	980	65,072

		1,524,509

Software & Computer Services — 2.1%
DXC Technology Co.	1,160	32,712
Hewlett Packard Enterprise Co.	6,411	79,112
International Business Machines Corp.	621	73,967
Microsoft Corp.	527	122,243

		308,034

Support Services — 1.2%
Alliance Data Systems Corp.	297	20,092
Paychex, Inc.	953	83,216
Waste Management, Inc.	629	70,020

		173,328

Technology Hardware & Equipment — 5.7%
Analog Devices, Inc.	629	92,670
HP, Inc.	3,835	93,344
Intel Corp.	1,305	72,440
KLA Corp.	347	97,184
Maxim Integrated Products, Inc.	1,053	92,359
Microchip Technology, Inc.	625	85,069
NetApp, Inc.	568	37,738
QUALCOMM, Inc.	601	93,924
Western Digital Corp.	1,226	69,183
Xerox Holdings Corp.	3,553	74,720
Xilinx, Inc.	284	37,082

		845,713

Tobacco — 1.0%
Altria Group, Inc.	1,841	75,628
Philip Morris International, Inc.	1,019	81,164

		156,792

Travel & Leisure — 3.4%
Carnival Corp.	2,988	55,786
Copa Holdings SA, Class A (Panama)	762	58,956
Darden Restaurants, Inc.	693	81,005
Extended Stay America, Inc.	3,687	54,125
Las Vegas Sands Corp.	1,135	54,582
McDonald’s Corp.	428	88,956
Six Flags Entertainment Corp.	2,361	80,746
Wyndham Destinations, Inc.	863	38,179

		512,335

TOTAL COMMON STOCKS (Cost $15,794,300)		14,879,027

SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c)(Cost $34,442)	34,442	34,442

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)(Cost $79,278)	79,278	79,278

TOTAL SHORT-TERM INVESTMENTS (Cost $113,720)		113,720

Total Investments — 100.5% (Cost $15,908,020)		14,992,747
Liabilities in Excess of Other Assets — (0.5%)		(80,575)

Net Assets — 100.0%		14,912,172

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $75,969.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	1	03/2021	USD	18,565	259

Abbreviations
USD	United States Dollar

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$14,992,747	$—	$—	$14,992,747

Appreciation in Other Financial Instruments
Futures Contracts(a)	$259	$—	$—	$259

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares(a)	$399,910	$—	$399,910	$(60)	$60	$—	—	$87	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	218,497	1,297,429	1,436,648	—	—	79,278	79,278	10	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	83,190	674,011	722,759	—	—	34,442	34,442	4	—

Total	$701,597	$1,971,440	$2,559,317	$(60)	$60	$113,720		$101	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.